CALAMOS® FAMILY OF FUNDS

Supplement dated May 19, 2014 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A and C and Class I and R, both dated March 1, 2014,

as amended on April 30, 2014 and the Statement of Additional Information,

dated March 1, 2014, as amended on April 30, 2014

The following table replaces the table listing the Long/Short Fund’s portfolio managers in its entirety on page 60 of the Class A and C Prospectus, and on page 59 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Brendan Maher	since Fund’s inception	SVP, Co-Portfolio Manager
Daniel Fu	since Fund’s inception	VP, Co-Portfolio Manager
Himanshu Sheth	since Fund’s inception	VP, Co-Portfolio Manager
Matthew Wolfson	since May 19, 2014	VP, Co-Portfolio Manager
Naveen Yalamanchi	since Fund’s inception	VP, Co-Portfolio Manager

The “Portfolio Managers” section beginning on Page 84 of the Class A and C Prospectus and on page 83 of the Class I and R Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

John P. Calamos, Sr. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and Chairman, CEO and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012, prior thereto he was Chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company.

Gary D. Black. Gary D. Black became the Executive Vice President and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012. Mr. Black served as Chief Executive Officer and Chief Investment Officer, and was a Founding Member of Black Capital LLC from July 2009 until August 2012, prior thereto, Mr. Black served as Chief Executive Officer of Janus Capital Group from January 2006 through July 2009.

Nick Niziolek. Nick Niziolek joined CALAMOS ADVISORS in March 2005 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Between March 2013 and August 2013 he was a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

Jon Vacko. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Previously, he was a Co-Head of Research and Investments from July 2010 to August 2013, prior thereto he was a senior strategy analyst between July 2002 and July 2010.

John P. Calamos, Jr. John P. Calamos, Jr., Co-Portfolio Manager of CALAMOS ADVISORS joined the firm in 1985 and has held various senior investment positions since that time.

Dennis Cogan. Dennis Cogan joined CALAMOS ADVISORS in March 2005 and since March 2013 is a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

Christopher Hartman. Christopher Hartman joined CALAMOS ADVISORS in February 1997 and since March 2013 is a Co-Portfolio Manager. Between May 2001 and March 2013 he was a senior strategy analyst.

John Hillenbrand. John Hillenbrand joined CALAMOS ADVISORS in 2002 and since March 2013 is a Co-Portfolio Manager. Between August 2002 and March 2013 he was a senior strategy analyst.

Jeremy Hughes. Jeremy Hughes joined CALAMOS ADVISORS in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Hughes was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2008.

Steve Klouda. Steve Klouda joined CALAMOS ADVISORS in 1994 and has been a Co-Portfolio Manager since March 2013. Between July 2002 and March 2013 he was a senior strategy analyst.

Christopher Langs. Christopher Langs joined CALAMOS ADVISORS in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Langs was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2006.

Brendan Maher. Brendan Maher joined CALAMOS ADVISORS in September 2012 and has been a Co-Portfolio Manager since March 2013. Between September 2012 and March 2013 he was a senior strategy analyst. Previously, Mr. Maher served as a Senior Research Analyst at Black Capital from March 2011 until September 2012. Prior thereto Mr. Maher was a Founding Partner in Savannah-Baltimore Capital Management, LLC from 2004 to 2011.

Jeff Miller. Jeff Miller joined CALAMOS ADVISORS in July 2012 and has been a Co-Portfolio Manager since March 2013. Between July 2012 and March 2013 he was a senior strategy analyst, Value Team. Prior thereto he was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC.

Eli Pars. Eli Pars joined CALAMOS ADVISORS in May 2013 as a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012. Prior thereto, Mr. Pars was President at Mulligan Partners LLC from October 2006 until February 2009.

Ariel Fromer. Ariel Fromer joined CALAMOS ADVISORS in July 2012 and has been a Co-Portfolio Manager since March 2013. Between July 2012 and March 2013 she was a senior strategy analyst, Value Team. Prior thereto she was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC.

Daniel Fu. Daniel Fu joined CALAMOS ADVISORS in September 2012 as a Co-Portfolio Manager. Mr. Fu previously was a Vice President and Senior Analyst at Peconic Partners, a long/short equity hedge fund, where he focused on the consumer/ retail sector with a secondary focus in the internet/technology sector. Previously, Mr. Fu was an Investment Analyst at Citi Principal Strategies, a long/short equity fund from 2010 to 2011. Prior to Citi Principal Strategies, he was with Citigroup Investment Research from 2006 to 2010.

David Kalis. David Kalis joined CALAMOS ADVISORS in February 2013 and has been a Co-Portfolio Manager since March 2013. Previously, he was a Managing Partner at Charis Capital Management LLC from 2010 until 2013. Prior thereto, Mr. Kalis was Senior Vice President, Institutional Asset Management Group at Northern Trust Global Investments from 2006 to 2009.

Tammy Miller. Tammy Miller joined CALAMOS ADVISORS in July 2012 and has been a Co-Portfolio Manager since March 2013. Between July 2012 and March 2013 she was a senior strategy analyst, Value Team. Prior thereto she was Vice President of Research at American Independence Financial Services LLC.

Michael Roesler. Michael Roesler joined CALAMOS ADVISORS in February 2014 as a Co-Portfolio Manager. Previously, he was a Lead Technology Sector Analyst for Small/Mid/Large/All Cap Growth Funds at Oak Ridge Investments since 2010. Prior thereto, Mr. Roesler was a Senior Equity Analyst Small and Mid Cap Growth Funds at Northern Trust Global Investments from 2008 to 2010.

Himanshu Sheth. Himanshu Sheth joined CALAMOS ADVISORS in September 2012 as a Co-Portfolio Manager. Previously, he was a sector head at Black Capital since 2011. Prior to joining Black Capital, Mr. Sheth was a principal and key member of the investment team at JAI Capital Management, a long/short equity hedge fund, where he focused on the energy, materials, and industrials sectors from 2009 to 2011. Previously, Mr. Sheth was a research analyst at One East Partners from 2007 to 2009.

Matthew Wolfson. Matthew Wolfson joined CALAMOS ADVISORS in May 2014 as a Co-Portfolio Manager. Previously, he was a Senior Analyst at Warshaw Asset Management since 2012. Prior thereto, Mr. Wolfson was a Senior Analyst, Technology, Media and Telecom at Bull Path Capital Management from 2009 to 2011.

Naveen Yalamanchi. Naveen Yalamanchi joined CALAMOS ADVISORS in September 2012 as a Co-Portfolio Manager. Previously, he was a sector head at Black Capital since 2011. Prior to joining Black Capital,

Dr. Yalamanchi was a health care portfolio manager at RTW Funds, where he managed a long/short health care sleeve of the portfolio from 2010 to 2011. Prior thereto, Dr. Yalamanchi was a senior health care analyst at Millennium Partners in 2009 and at Davidson Kempner Capital Management from 2006 through 2008, where he focused on long and short opportunities across all health care subsectors.

Jason Hill. Jason Hill joined CALAMOS ADVISORS in March 2004 as a Portfolio Administrator and, since August 2013, serves as a Senior Strategy Analyst.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

The “Team Approach to Management” section beginning on Page 86 of the Class A and C Prospectus, and on page 85 of the Class I and R Prospectus shall be deleted in its entirety and replaced with the following:

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIOs and comprised generally of the Global Co-CIOs and Co-Portfolio Managers. The Global Co-CIOs and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. Co-Portfolio Managers are supported by a team of sector analysts making recommendations based upon rigorous fundamental research.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views
•	Discussion of sector, thematic and geographic positioning across strategies
•	Oversight of risk management across strategies
•	Monitoring and evaluation of investment performance
•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIOs, who will lead the Committee, and a select group of senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process.

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of CALAMOS ADVISORS, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all Funds except Opportunistic Value Fund and Dividend Growth Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs and the Co-Portfolio Managers. John P. Calamos, Sr. and Gary D. Black are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. Nick Niziolek, Jon Vacko, John P. Calamos, Jr., Dennis Cogan, Christopher Hartman, John Hillenbrand, Jeremy Hughes, Steve Klouda, Christopher Langs, Brendan Maher, Jeff Miller, Eli Pars, Daniel Fu, Ariel Fromer, David Kalis, Tammy Miller, Michael Roesler, Himanshu Sheth, Matthew Wolfson, and Naveen Yalamanchi are each Co-Portfolio Managers, and Jason Hill is a Senior Strategy Analyst, for the Funds for which each has been so designated. Collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as (the “Value Team”). With regard to the Dividend Growth and the Opportunistic Value Funds, the Investment Committee, headed by Messrs. John Calamos, Sr. and Gary D. Black, will direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the portfolio, including buy and sell decisions of underlying investments, and will implement the investment strategies, under the general direction and supervision of the Global Co-CIOs.

The following revised and supplemental language replaces the section titled “Team Approach to Management” beginning on page 41 of the Statement of Additional Information:

TEAM APPROACH TO MANAGEMENT

CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIOs and comprised generally of the Global Co-CIOs and Co-Portfolio Managers. The Global Co-CIOs and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. Co-Portfolio Managers are supported by a team of sector analysts making recommendations based upon rigorous fundamental research.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views
•	Discussion of sector, thematic and geographic positioning across strategies
•	Oversight of risk management across strategies
•	Monitoring and evaluation of investment performance
•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIOs, who will lead the Committee, and a select group of senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process.

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of CALAMOS ADVISORS, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all funds except Opportunistic Value Fund and Dividend Growth Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs and the Co-Portfolio Managers. John P. Calamos, Sr. and Gary D. Black are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. Nick Niziolek, Jon Vacko, John P. Calamos, Jr., Dennis Cogan, Christopher Hartman, John Hillenbrand, Jeremy Hughes, Steve Klouda, Christopher Langs, Brendan Maher, Jeff Miller, Eli Pars, Daniel Fu, Ariel Fromer, David Kalis, Tammy Miller, Michael Roesler, Himanshu Sheth, Matthew Wolfson, and Naveen Yalamanchi are each Co-Portfolio Managers, and Jason Hill is a Senior Strategy Analyst, for the Funds for which each has been so designated. Collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as (the “Value Team”). With regard to the Dividend Growth and Opportunistic Value Funds, the Investment Committee, headed by Messrs. John Calamos, Sr. and Gary D. Black, will direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the portfolio, including buy and sell decisions of underlying investments, and will implement the investment strategies, under the general direction and supervision of the Global Co-CIOs.

The Team Leaders also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts as of October 31, 2013 is set forth below. As of October 31, 2013 the Emerging Market Equity Fund had not commenced operations.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	25	21,948,608,473	9	1,515,303,502	2,014	3,429,331,234
Gary D. Black	25	21,948,608,473	10	1,544,295,915	2,014	3,429,331,234
John Hillenbrand	20	18,478,813,675	9	1,515,303,502	2,014	3,429,331,234

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Steve Klouda	20	18,478,813,675	9	1,515,303,502	2,014	3,429,331,234
Jon Vacko	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Dennis Cogan	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Nick Niziolek	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Eli Pars (1)	10	11,520,058,232	1	130,334,094	2,014	3,429,331,234
Jeremy Hughes	7	6,599,296,612	1	12,032,472	0	—
Christopher Langs	7	6,599,296,612	1	12,032,472	0	—
Brendan Maher	2	3,278,598,115	1	28,992,412	0	—
Jeff Miller	2	143,437,189	0	—	2	1,578,510
Ariel Fromer	2	143,437,189	0	—	2	1,578,510
Tammy Miller	2	143,437,189	0	—	2	1,578,510
Christopher Hartman	1	3,232,421,339	0	—	2,014	3,429,331,234
Jason Hill	1	3,232,421,339	0	—	2,014	3,429,331,234
David Kalis	1	47,759,494	0	—	2,014	3,429,331,234
Michael Roesler (2)	0	—	0	—	0	—
Naveen Yalamanchi	1	46,176,776	1	28,992,412	0	—
Himanshu Sheth	1	46,176,776	1	28,992,412	0	—
Daniel Fu	1	46,176,776	1	28,992,412	0	—
Matthew Wolfson (3)	0	—	0	—	0	—

As of October 31, 2013, the accounts listed below include an advisory fee that is based on performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	3	1,354,547,241	0	—	0	—
Gary D. Black	3	1,354,547,241	1	28,992,412	0	—
John Hillenbrand	3	1,354,547,241	0	—	0	—
Steve Klouda	3	1,354,547,241	0	—	0	—
Jon Vacko	3	1,354,547,241	0	—	0	—
Dennis Cogan	3	1,354,547,241	0	—	0	—
Nick Niziolek	3	1,354,547,241	0	—	0	—
Eli Pars (1)	0	—	0	—	0	—
Jeremy Hughes	0	—	0	—	0	—
Christopher Langs	0	—	0	—	0	—
Brendan Maher	0	—	1	28,992,412	0	—
Jeff Miller	0	—	0	—	0	—
Ariel Fromer	0	—	0	—	0	—
Tammy Miller	0	—	0	—	0	—
Christopher Hartman	0	—	0	—	0	—
Jason Hill	0	—	0	—	0	—
David Kalis	0	—	0	—	0	—
Michael Roesler (2)	0	—	0	—	0	—
Naveen Yalamanchi	0	—	1	28,992,412	0	—
Himanshu Sheth	0	—	1	28,992,412	0	—
Daniel Fu	0	—	1	28,992,412	0	—
Matthew Wolfson (3)	0	—	0	—	0	—

(1)	Eli Pars is added to Evolving World Growth Fund, Total Return Bond Fund and High Income Fund as of March 1, 2014.
(2)	Michael Roesler is added to Discovery Growth Fund as of March 1, 2014.
(3)	Matthew Wolfson is added to Long/Short Fund as of May 19, 2014.

Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

The Funds’ Team Leaders are responsible for managing both the Funds and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Calamos Advisors’ Chief Compliance Officer on a monthly basis.

Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Team Leaders advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Team Leaders from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

As of December 31, 2013, John P. Calamos, Sr. and Gary D. Black, our Global Co-CIOs, as well as John P. Calamos, Jr., receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary. Similarly, there is a target for Long-Term Incentive (“LTI”) awards and that target is also set at a percentage of the respective base salaries.

As of December 31, 2013, Nick Niziolek, Jon Vacko, John P. Calamos, Jr., Dennis Cogan, Christopher Hartman, John Hillenbrand, Jeremy Hughes, Steve Klouda, Christopher Langs, Brendan Maher, Jeff Miller, Eli Pars, Daniel Fu, Ariel Fromer, David Kalis, Tammy Miller, Michael Roesler, Himanshu Sheth, Naveen Yalamanchi, and Jason Hill receive all of their compensation from Calamos Advisors. As of March 1, 2014, Michael Roesler receives all of his compensation from Calamos Advisors. As of May 19, 2014, Matthew Wolfson receives all of his compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and LTI awards. Each of these individuals has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these individuals is also eligible for discretionary LTI awards based on individual and collective performance, however these awards are not guaranteed from year to year. LTI awards consist of restricted stock units or a combination of restricted stock units and stock options. Additionally, Messrs. Maher, Yalamanchi, Sheth and Fu are also eligible to receive a portion of certain investment advisory fees and incentive fee payments collected by Calamos Advisors or an affiliated entity, determined by the Global Co-CIOs.

The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration annually the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors. All Team Leaders are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units which vest over periods of time. Unless terminated early, the stock options have a ten-year term. Grants of restricted stock units and stock options must generally be approved by the Compensation Committee of the Board of Directors of Calamos Asset Management, Inc.

The compensation structure described above is also impacted by additional corporate objectives set by the Board of Directors of Calamos Asset Management, Inc., which for 2013 included investment performance, as measured annually by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; distribution effectiveness, as measured by redemption rates and net sales in products that are open to new investors; and financial performance, as measured by operating earnings and margin.

	GROWTH FUND	GROWTH AND INCOME FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Gary D. Black	$0 - $10,000	None	$0 - $10,000	$0 - $10,000	None
John P. Calamos, Jr.	Over $1,000,000	Over $1,000,000	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	None	$100,001 - $500,000	None
John Hillenbrand	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Steve Klouda	$500,001 - $1,000,000	$100,001 - $500,000	None	$100,001 - $500,000	None
Christopher Hartman	None	$10,001 - $50,000	$0 - $10,000	None	None
Jeff Miller	None	None	$0 - $10,000	None	None
Ariel Fromer	None	None	$10,001 - $50,000	None	None
Tammy Miller	None	None	$0 - $10,000	None	None
Brendan Maher	None	None	None	None	None
Eli Pars	None	$0 - $10,000	None	None	None

	GROWTH FUND	GROWTH AND INCOME FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND
Dennis Cogan	$10,001 - $50,000	None	None	None	None
Nick Niziolek	$0 - $10,000	$0 - $10,000	None	$10,001 - $50,000	None
David Kalis	None	None	None	None	None
Naveen Yalamanchi	None	None	None	None	None
Himanshu Sheth	None	None	None	None	None
Daniel Fu	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Jason Hill	None	None	None	None	None
Matthew Wolfson***	None	None	None	None	None

	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND	MARKET NEUTRAL INCOME FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	None	Over $1,000,000
Gary D. Black	$0 - $10,000	$0 - $10,000	$0 - $10,000	$0 - $10,000	$0 - $10,000
John P. Calamos, Jr.	Over $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000	$10,001 - $50,000	$500,001 - $1,000,000
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000
John Hillenbrand	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Steve Klouda	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000	None	None
Christopher Hartman	$10,001 - $50,000	$0 - $10,000	$0 - $10,000	None	$50,001 - $100,000
Jeff Miller	None	None	None	None	None
Ariel Fromer	None	None	$0 - $10,000	$0 - $10,000	$0 - $10,000
Tammy Miller	None	None	None	None	None
Brendan Maher	None	None	None	None	None
Eli Pars	$0 - $10,000	None	None	$10,001 - $50,000	None
Dennis Cogan	None	None	None	None	$10,001 - $50,000
Nick Niziolek	$0 - $10,000	$10,001 - $50,000	$10,001 - $50,000	None	None
David Kalis	None	None	None	None	None
Naveen Yalamanchi	None	None	None	None	None
Himanshu Sheth	None	None	None	None	None
Daniel Fu	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Jason Hill	None	None	$50,001 - $100,000	None	$0 - $10,000
Matthew Wolfson***	None	None	None	None	None

	HIGH INCOME FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	LONG/SHORT FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	None	None
Gary D. Black	None	None	$0 - $10,000	None	None
John P. Calamos, Jr.	$50,001 - $100,000	$100,001 - $500,000	None	$10,001 - $50,000	$10,001 - $50,000
Jon Vacko	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	None	None
John Hillenbrand	None	None	None	None	None
Steve Klouda	None	None	$100,001 - $500,000	None	None
Christopher Hartman	None	None	$0 - $10,000	None	None
Jeff Miller	None	None	None	None	None
Ariel Fromer	None	$0 - $10,000	None	None	None
Tammy Miller	None	None	None	None	None
Brendan Maher	None	None	None	$10,001 - $50,000	None
Eli Pars	None	None	None	None	None
Dennis Cogan	None	None	$50,001 - $100,000	None	None
Nick Niziolek	None	None	$10,001 - $50,000	None	None
David Kalis	None	None	None	None	None
Naveen Yalamanchi	None	None	None	None	None
Himanshu Sheth	None	None	None	None	None
Daniel Fu	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None

	HIGH INCOME FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	LONG/SHORT FUND	DIVIDEND GROWTH FUND
Jason Hill	None	$0 - $10,000	None	None	None
Matthew Wolfson***	None	None	None	None	None

	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND**
John P. Calamos, Sr.	None	None
Gary D. Black	None	None
John P. Calamos, Jr.	None	None
Jon Vacko	None	None
John Hillenbrand	None	None
Steve Klouda	None	None
Christopher Hartman	None	None
Jeff Miller	None	None
Ariel Fromer	None	None
Tammy Miller	None	None
Brendan Maher	None	None
Eli Pars	None	None
Dennis Cogan	None	None
Nick Niziolek	None	None
David Kalis	None	None
Naveen Yalamanchi	None	None
Himanshu Sheth	None	None
Daniel Fu	None	None
Jeremy Hughes	None	None
Christopher Langs	None	None
Jason Hill	None	None
Matthew Wolfson***	None	None

*	Valuation as of October 31, 2013
**	Launched December 30, 2013
***	Valuation as of May 19, 2014

Please retain this supplement for future reference.